Portfolio Warehouse Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Line of Credit Facility [Line Items]
Amount Drawn	$ 145,000		$ 57,200		$ 141,392
Facility Amount	425,000		425,000		550,000
Deutsche Bank Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn	48,100		19,300		39,000
Facility Amount	150,000		150,000		150,000
Advance Rate	65.00%		65.00%		58.00%
Collateral	111,641	[1]	38,881	[1]	110,000	[1]
Interest Rate	2.45%	[2]	2.46%	[2]	2.54%	[2]
Wells Fargo Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn	53,000		23,000		40,000
Facility Amount	150,000		150,000		150,000
Advance Rate	58.00%		58.00%		58.00%
Collateral	119,858	[1]	42,778	[1]	78,500	[1]
Interest Rate	2.45%	[2]	2.46%	[2]	2.53%	[2]
RBS Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn	43,900		14,900	[3]	30,600
Facility Amount	125,000		125,000	[3]	125,000
Advance Rate	65.00%		53.00%	[3]	53.00%
Collateral	116,138	[1]	26,707	[1],[3]	100,400	[1]
Interest Rate	2.50%	[2]	1.65%	[2],[3]	1.88%	[2]
UBS Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn					31,792
Facility Amount					125,000
Advance Rate					60.00%
Collateral					$ 105,500	[1]
Interest Rate					2.18%	[2]

[1]	Collateral represents underlying pools of finance receivables pledged to each facility.
[2]	Interest rate at period end equal to contractual benchmark plus index.
[3]	Facility was renewed in March 2013. See Note 16-"Subsequent Events" for information on renewal of this facility.